Filed electronically with the Securities and Exchange Commission on February 20, 2014

File No. 002-13628
File No. 811-00043

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 200	| X |
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 150

DWS Investment Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: Thomas Hiller, Esq. Ropes & Gray Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On _____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _____________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS Capital Growth Fund — Class A, Class B, Class C, Class R, Institutional Class and Class S
•	DWS Core Equity Fund — Class A, Class B, Class C, Class R, Institutional Class and Class S
•	DWS Mid Cap Growth Fund — Class A, Class B, Class C, Institutional Class and Class S
•	DWS Small Cap Core Fund — Class A, Class B, Class C and Class S
•	DWS Small Cap Growth Fund — Class A, Class B, Class C, Class R, Institutional Class and Class

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 14th day of February 2014.

                      DWS INVESTMENT TRUST

By: /s/Brian E. Binder
Brian E. Binder*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	February 14, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	February 14, 2014

/s/John W. Ballantine
John W. Ballantine*	Trustee	February 14, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	February 14, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	February 14, 2014

/s/Keith R. Fox
Keith R. Fox*	Trustee	February 14, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	February 14, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	February 14, 2014

/s/Richard J. Herring
Richard J. Herring*	Trustee	February 14, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	February 14, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	February 14, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	February 14, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	February 14, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	February 14, 2014

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 197 as filed December 3, 2013; and Post-Effective Amendment No. 168 to the Registration Statement as filed on April 29, 2008.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase